UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (20,150)	$ (28,892)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,878	4,697
Deferred taxes	0	(113)
Non-cash lease expense	565	766
Non-cash interest expenses	3,259	2,799
Loss on Embedded Derivative	22
Gain on Embedded Derivative		(2,143)
Share-based compensation	967	1,037
Amortization of RDEC credit	(1,345)	(1,005)
Net realizable value adjustments to inventory	887	396
Changes in accounts receivable provision	10	479
Other	53	24
Change in operating assets and liabilities:
Accounts receivable	(284)	1,030
Inventories	5,649	811
Prepaid expenses and other assets	175	3,062
Due from related parties	(556)	(857)
Accounts payable	(5,698)	(5,075)
Accrued expenses and other liabilities	(9,824)	(17,545)
Accrued warranties	(2,126)	(375)
Due to related parties	0	445
Contract liabilities	23	(129)
Lease obligations - operating leases	(945)	(681)
Net cash used in operating activities	(26,440)	(41,269)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property, plant and equipment	(63)	(33)
Internal-use software development costs	(833)	(1,467)
Net cash used in investing activities	(896)	(1,500)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of Revolver	(3,000)	(11,000)
Proceeds from Revolver	0	8,000
Proceeds from related party inventory financing agreement	18,637	0
Repayment of Paycheck Protection Program Loan	0	(82)
Share repurchase	0	(110)
Taxes withheld and paid related to net share settlement of share-based compensation awards	(173)	(49)
Net cash provided by (used in) financing activities	15,464	(3,241)
Net change in cash, cash equivalents, and restricted cash	(11,872)	(46,010)
Cash, cash equivalents, and restricted cash, beginning of period	18,481	75,317
Exchange rate effects	431	(245)
Cash, cash equivalents and restricted cash, end of period	7,040	29,062
Supplemental disclosure of non-cash investing and financing transactions:
Lease assets acquired in exchange for lease liabilities	392	0
Forgiveness of related party payables	0	5,217
Convertible notes issued in exchange for accrued PIK interest	1,789	1,703
Supplemental disclosure of cash transactions:
Cash paid for interest	3,397	1,841
Cash (paid for taxes) received for tax refunds, net	$ (410)	$ 1,450